Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 123,588	$ 95,486	$ 116,469
Less: Allowance for expected credit losses
Total accounts receivable, net	$ 123,588	$ 95,486	$ 116,469